Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Summary of Intangible assets

Intangible assets consist of the following:

	As of December 31,
	2017	2018
Cost:
Computer software	21,593	22,382
Less: Accumulated amortization
Computer software	(10,994)	(15,136)
Exchange differences	1	1
Intangible assets, net	10,600	7,247

Summary of Amortization Expense Recognized

Amortization expense recognized for the years ended December 31, 2016, 2017 and 2018 are summarized as follows:

	For the years ended December 31,
	2016	2017	2018
Cost of revenues	4,149	4,147	4,147
Research and development	28	3	1
Sales and marketing expenses	19	17	3
General and administrative expenses	116	54	16
	4,312	4,221	4,167

Summary of Estimated Aggregate Amortization Expense	The estimated aggregate amortization expense for each of the next five years as of December 31, 2018 is:

Computer
software
2019	4,361
2020	2,498
2021	215
2022	173
2023	—
7,247